Convertible Promissory Notes (Details)			12 Months Ended
	Dec. 23, 2024 USD ($) $ / shares shares	Nov. 21, 2024 USD ($) $ / shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 20, 2024 USD ($)	Dec. 02, 2024 USD ($)	Sep. 04, 2024 $ / shares shares	Feb. 05, 2024 $ / shares
Convertible Promissory Notes [Line Items]
Purchase of ordinary shares			$ 32,243,314	$ 4,150,947
Par value (in Dollars per share) | $ / shares													$ 1
Prepaid advance		$ 1,000,000								$ 1,000,000	$ 1,000,000
Original issuance discount rate			8.00%						8.00%
Convertible promissory note percentage			8.00%						8.00%
Structuring fee	$ 25,000
Embedded derivative liability			$ 1,005,626						$ 129,463
Gains on change in fair value of derivatives			$ 1,623,695	209,032
Class A Ordinary Share [Member]
Convertible Promissory Notes [Line Items]
Par value (in Dollars per share) | $ / shares												$ 4
Share issued (in Shares) | shares												597,856
Investor [Member]
Convertible Promissory Notes [Line Items]
Prepaid advance									$ 3,000,000
Equity Purchase Agreement [Member]
Convertible Promissory Notes [Line Items]
Weighted average price		92.00%
Structuring fee	$ 25,000
Ordinary shares in settlement percentage		50.00%
Equity Purchase Agreement [Member] | Class A Ordinary Share [Member]
Convertible Promissory Notes [Line Items]
Purchase of ordinary shares		$ 40,000,000
Par value (in Dollars per share) | $ / shares	$ 3.13	$ 0.0001
Weighted average price		96.00%
Share issued (in Shares) | shares	63,898
Revere Agreement [Member]
Convertible Promissory Notes [Line Items]
Cash compensation percentage			4.00%						4.00%
Cash and stock compensation				15,000
Company raises amount				$ 3,000,000
Revere Agreement [Member] | Class A Ordinary Share [Member]
Convertible Promissory Notes [Line Items]
Share issued (in Shares) | shares			10,000					50,000	10,000